Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund II
Entity Central Index Key	0000890540
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000255966
Shareholder Report [Line Items]
Fund Name	Frontier Asset Absolute Return ETF
Class Name	Frontier Asset Absolute Return ETF
Trading Symbol	FARX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Frontier Asset Absolute Return ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://funds.frontierasset.com/absolute-return-etf. You can also request this information by contacting us at 866-326-3837.
Additional Information Phone Number	866-326-3837
Additional Information Website	https://funds.frontierasset.com/absolute-return-etf
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frontier Asset Absolute Return ETF	$32	0.62%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes an excise tax fee expense. Had this expense been excluded the ratio would have been 0.60%.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[1]
AssetsNet	$ 12,787,714
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 35,001
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$12,787,714	12	$35,001	0%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Funds	99.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Vanguard Short-Term Bond ETF	22.0%
American Beacon AHL Trend ETF	21.0%
Harbor Commodity All Weather Strategy ETF	16.6%
WisdomTree Floating Rate Treasury Fund ETF	8.7%
iMGP DBi Managed Futures Strategy ETF	6.7%
iShares High Yield Systematic Bond ETF	4.5%
iShares U.S. Small-Capital Equity Factor ETF	4.5%
JPMorgan Ultra-Short Income ETF	4.3%
Janus Henderson AAA CLO ETF	3.4%
iShares MSCI USA Momentum Factor ETF	2.9%

Updated Prospectus Phone Number	866-326-3837
Updated Prospectus Web Address	https://funds.frontierasset.com/absolute-return-etf
C000255967
Shareholder Report [Line Items]
Fund Name	Frontier Asset Core Bond ETF
Class Name	Frontier Asset Core Bond ETF
Trading Symbol	FCBD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Frontier Asset Core Bond ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://funds.frontierasset.com/core-bond-etf. You can also request this information by contacting us at 866-326-3837.
Additional Information Phone Number	866-326-3837
Additional Information Website	https://funds.frontierasset.com/core-bond-etf
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frontier Asset Core Bond ETF	$38	0.77%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes an excise tax fee expense. Had this expense been excluded the ratio would have been 0.60%.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%	[2]
AssetsNet	$ 40,673,623
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 130,329
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$40,673,623	7	$130,329	0%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Funds	99.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Vanguard Intermediate-Term Treasury ETF	24.9%
TCW Flexible Income ETF	24.3%
JPMorgan Core Plus Bond ETF	18.5%
Regan Floating Rate MBS ETF	10.0%
WisdomTree Floating Rate Treasury Fund ETF	9.9%
JPMorgan Ultra-Short Income ETF	6.5%
iShares Investment Grade Systematic Bond ETF	5.3%

Updated Prospectus Phone Number	866-326-3837
Updated Prospectus Web Address	https://funds.frontierasset.com/core-bond-etf
C000255969
Shareholder Report [Line Items]
Fund Name	Frontier Asset Opportunistic Credit ETF
Class Name	Frontier Asset Opportunistic Credit ETF
Trading Symbol	FOPC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Frontier Asset Opportunistic Credit ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://funds.frontierasset.com/opportunistic-credit-etf. You can also request this information by contacting us at 866-326-3837.
Additional Information Phone Number	866-326-3837
Additional Information Website	https://funds.frontierasset.com/opportunistic-credit-etf
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frontier Asset Opportunistic Credit ETF	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 33,169,555
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 103,169
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$33,169,555	8	$103,169	4%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Funds	99.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
TCW Flexible Income ETF	25.3%
Vanguard Intermediate-Term Treasury ETF	16.7%
iShares Investment Grade Systematic Bond ETF	16.1%
JPMorgan Core Plus Bond ETF	15.2%
Schwab US TIPS ETF	8.0%
iShares MBS ETF	7.0%
Vanguard Short-Term Inflation-Protected Securities ETF	6.4%
PIMCO Multisector Bond Active ETF	4.8%

Updated Prospectus Phone Number	866-326-3837
Updated Prospectus Web Address	https://funds.frontierasset.com/opportunistic-credit-etf
C000255968
Shareholder Report [Line Items]
Fund Name	Frontier Asset Global Small Cap Equity ETF
Class Name	Frontier Asset Global Small Cap Equity ETF
Trading Symbol	FGSM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Frontier Asset Global Small Cap Equity ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://funds.frontierasset.com/global-small-cap-equity-etf. You can also request this information by contacting us at 866-326-3837.
Additional Information Phone Number	866-326-3837
Additional Information Website	https://funds.frontierasset.com/global-small-cap-equity-etf
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frontier Asset Global Small Cap Equity ETF	$32	0.60%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
AssetsNet	$ 59,296,426
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 182,345
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$59,296,426	6	$182,345	3%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Funds	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Avantis International Small Capital Value ETF	28.0%
iShares Core S&P Small-Capital ETF	21.9%
iShares U.S. Small-Capital Equity Factor ETF	21.8%
Avantis U.S. Small Capital Value ETF	11.7%
iShares International Small-Capital Equity Factor ETF	10.3%
Neuberger Small-Mid Capital ETF	5.9%

Updated Prospectus Phone Number	866-326-3837
Updated Prospectus Web Address	https://funds.frontierasset.com/global-small-cap-equity-etf
C000255970
Shareholder Report [Line Items]
Fund Name	Frontier Asset Total International Equity ETF
Class Name	Frontier Asset Total International Equity ETF
Trading Symbol	FINT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Frontier Asset Total International Equity ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://funds.frontierasset.com/total-intl-equity-etf. You can also request this information by contacting us at 866-326-3837.
Additional Information Phone Number	866-326-3837
Additional Information Website	https://funds.frontierasset.com/total-intl-equity-etf
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frontier Asset Total International Equity ETF	$32	0.60%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
AssetsNet	$ 69,587,916
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 178,729
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$69,587,916	8	$178,729	5%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Funds	99.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Avantis Emerging Markets Equity ETF	21.8%
iShares MSCI International Quality Factor ETF	15.6%
iShares International Equity Factor ETF	15.2%
iShares Emerging Markets Equity Factor ETF	10.8%
Vanguard International Dividend Appreciation ETF	10.2%
First Eagle Overseas Equity ETF	9.9%
Cambria Foreign Shareholder Yield ETF	9.1%
Franklin International Low Volatility High Dividend Index ETF	7.2%

Updated Prospectus Phone Number	866-326-3837
Updated Prospectus Web Address	https://funds.frontierasset.com/total-intl-equity-etf
C000255971
Shareholder Report [Line Items]
Fund Name	Frontier Asset U.S. Large Cap Equity ETF
Class Name	Frontier Asset U.S. Large Cap Equity ETF
Trading Symbol	FLCE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Frontier Asset U.S. Large Cap Equity ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://funds.frontierasset.com/us-large-cap-equity-etf. You can also request this information by contacting us at 866-326-3837.
Additional Information Phone Number	866-326-3837
Additional Information Website	https://funds.frontierasset.com/us-large-cap-equity-etf
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frontier Asset U.S. Large Cap Equity ETF	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 71,340,584
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 183,888
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$71,340,584	7	$183,888	18%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Exchange-Traded Funds	99.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
T Rowe Price US Equity Research ETF	26.1%
iShares U.S. Equity Factor ETF	18.8%
JPMorgan Active Value ETF	15.4%
Vanguard Dividend Appreciation ETF	12.0%
JPMorgan Active Growth ETF	11.3%
T Rowe Price Capital Appreciation Equity ETF	11.1%
GMO US Quality ETF	5.1%

Updated Prospectus Phone Number	866-326-3837
Updated Prospectus Web Address	https://funds.frontierasset.com/us-large-cap-equity-etf

[1]	The expense ratio includes an excise tax fee expense. Had this expense been excluded the ratio would have been 0.60%.
[2]	The expense ratio includes an excise tax fee expense. Had this expense been excluded the ratio would have been 0.60%.